SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income, net:
Interest on bank deposits and other	$ 5,137	$ 4,131	$ 5,916
Amortization of premiums, accretion of discounts and interest on debt marketable securities, net	1,754	1,855	3,700
Gain on sale of marketable securities	68	438	639
Bank charges	(207)	(200)	(189)
Foreign currency differences, net	1,300	(1,817)	(2,270)
Financial income, net	$ 8,052	$ 4,407	$ 7,796